Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

G. Stock-Based Compensation

We have two incentive plans that authorized an aggregate of 5,500,000 shares of common stock for awards to employees, directors and consultants. These equity incentive plans authorize the issuance of equity-based compensation in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units, and other stock-based awards to qualified employees, directors and consultants.

As of December 31, 2011, a total of 962,174 shares were available for issuance under our equity compensation plans and options to purchase 4,538,901 shares of common stock were outstanding (including 39,300 of restricted stock units and certain assumed options from 2007 covering 1,075 shares). We recognized $552,000, $1,466,000 and $2,808,000 of stock-based compensation expense in 2011, 2010 and 2009, respectively, which included approximately $264,000 in 2009 related to a change in estimate of our forfeiture rate.

Stock Options

The weighted average fair value of options granted in 2011, 2010 and 2009 was $2.30, $2.22 and $2.04 per share, respectively. The total fair value of options vested during 2011, 2010 and 2009 was $570,000, $1,835,000 and $2,257,000, respectively. At December 31, 2011, total unrecognized estimated compensation cost related to unvested stock options was approximately $701,000, which is expected to be recognized by the end of 2015 using the straight-line method. The weighted average contractual life of unvested options at December 31, 2011 was 6.94 years. There is no aggregate intrinsic value of fully vested option shares and option shares expected to vest as of December 31, 2011 since the market value was less than the exercise price of the options at the end of the year.

A summary of our stock option activity and related information is as follows:

	September 30,	September 30,
	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2009	3,738,473	$5.07
Granted	272,000	3.17
Exercised	—	—
Forfeited / Terminated / Expired	(9,324)	8.26

Outstanding December 31, 2009	4,001,149	4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	4.73
Granted	213,588	2.61
Exercised	—	—
Forfeited / Expired	(22,000)	3.46

Outstanding December 31, 2011	4,499,601	$4.63

Vested during 2011	269,909	$2.87
Vested and exercisable at December 31, 2011	4,182,010	$4.78

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	December 31, 2011
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$1.23 – 2.96	632,526	6.06	$2.46	384,495	4.95	$2.41

$3.10 – 5.00	3,671,000	4.60	$4.90	3,601,440	4.61	$4.93

$5.28 – 7.80	195,000	5.17	$6.25	195,000	5.17	$6.25

$90.66	1,075	1.39	$90.66	1,075	1.39	$90.66

	4,499,601			4,182,010

Restricted Stock Units

A summary of our restricted stock unit activity and related information is as follows:

	September 30,	September 30,
	Number of Restricted Stock Units	Weighted Average Fair Value
Outstanding December 31, 2010	—	$—
Granted	39,300	2.69
Exercised	—	—
Forfeited / Expired	—	—

Outstanding December 31, 2011	39,300	$2.69

Vested during 2011	—	$—
Vested and exercisable at December 31, 2011	—	$—

The weighted average fair value of restricted stock units granted in 2011 was $2.69 per share. No restricted stock units vested during 2011. At December 31, 2011, total unrecognized estimated compensation cost related to unvested restricted stock units was approximately $90,000, which is expected to be recognized by the end of 2015 using the straight-line method.